SEGMENT REPORTING (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 28, 2013	Sep. 28, 2013	Jun. 29, 2013	Mar. 30, 2013	Dec. 29, 2012	Sep. 29, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 28, 2013 Segment	Dec. 29, 2012	Dec. 31, 2011
SEGMENT REPORTING [Abstract]
Number of reporting segments									4
Segment Reporting Information [Line Items]
Net sales to outside customers	$ 525,738	$ 651,780	$ 738,436	$ 554,494	$ 470,763	$ 533,366	$ 593,693	$ 457,111	$ 2,470,448	$ 2,054,933	$ 1,822,336
Intersegment net sales									113,766	95,926	131,401
Interest expense									4,851	4,053	3,732
Amortization expense									2,473	2,918	5,183
Depreciation expense									31,091	30,461	30,804
Segment earnings from operations									74,268	44,528	12,011
Segment assets	916,987				860,540				916,987	860,540	764,007
Capital expenditures									40,023	30,344	32,932
Percentage of sales to a single customer (in hundredths)									17.00%	18.00%	23.00%
Revenues from External Customers and Long-Lived Assets [Line Items]
Net Sales									2,470,448	2,054,933	1,822,336
Long-Lived Tangible Assets	249,497				239,369				249,497	239,369	237,847
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net Sales									2,410,313	2,005,740	1,779,909
Long-Lived Tangible Assets	233,237				222,272				233,237	222,272	221,269
Foreign [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net Sales									60,135	49,193	42,427
Long-Lived Tangible Assets	16,260				17,097				16,260	17,097	16,578
Eastern and Western Divisions [Member]
Segment Reporting Information [Line Items]
Net sales to outside customers									1,987,751	1,635,178	1,486,058
Intersegment net sales									86,050	62,806	77,858
Interest expense									404	373	440
Amortization expense									1,424	1,667	3,571
Depreciation expense									18,617	17,762	19,036
Segment earnings from operations									79,419	60,573	28,198
Segment assets	642,652				588,567				642,652	588,567	520,506
Capital expenditures									23,159	15,411	14,870
Site-Built [Member]
Segment Reporting Information [Line Items]
Net sales to outside customers									272,114	222,824	183,120
Intersegment net sales									15,918	20,396	24,907
Interest expense									0	0	154
Amortization expense									0	0	0
Depreciation expense									2,284	2,054	2,380
Segment earnings from operations									7,947	1,299	(6,349)
Segment assets	103,227				102,923				103,227	102,923	87,160
Capital expenditures									2,310	830	1,007
All Other [Member]
Segment Reporting Information [Line Items]
Net sales to outside customers									210,583	196,931	153,158
Intersegment net sales									11,798	12,724	28,636
Interest expense									0	51	0
Amortization expense									1,049	1,251	1,612
Depreciation expense									4,520	4,286	3,240
Segment earnings from operations									(2,366)	(11,316)	(8,731)
Segment assets	99,464				103,309				99,464	103,309	82,993
Capital expenditures									6,285	11,967	8,856
Corporate [Member]
Segment Reporting Information [Line Items]
Net sales to outside customers									0	0	0
Intersegment net sales									0	0	0
Interest expense									4,447	3,629	3,138
Amortization expense									0	0	0
Depreciation expense									5,670	6,359	6,148
Segment earnings from operations									(10,732)	(6,028)	(1,107)
Segment assets	71,644				65,741				71,644	65,741	73,348
Capital expenditures									$ 8,269	$ 2,136	$ 8,199